Provision for Pension and Post-retirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit plans	$ 100	$ 122	$ 118
Benefit obligation
Net periodic benefit cost	947	1,270	1,095
2019
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2020
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2021
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2023
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
Thereafter
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	48
Medical scheme
Disclosure of defined benefit plans [line items]
Defined benefit plans	93	114	109
Benefit obligation
Balance at beginning of year	115	109	97
Interest cost	9	10	10
Benefits paid	(10)	(9)	(8)
Actuarial (gain) loss	(5)	(8)	(2)
Translation	(16)	13	12
Balance at end of year	93	115	109
Net periodic benefit cost	$ 9	$ 10	$ 10
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	9.57%	9.29%	9.31%
Expected increase in health care costs	7.35%	7.75%	8.30%
Health care cost trend assumed for next year	7.35%	7.75%	8.30%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	7.35%	7.75%	8.30%
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 9
Medical scheme | Effect on total service and interest cost
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	1	$ 1	$ 1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(1)	(1)	(1)
Medical scheme | Effect on post-retirement benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	7	10	10
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(7)	(8)	(9)
Other defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plans	7	8	9
Classified as held for sale | Medical scheme
Disclosure of defined benefit plans [line items]
Post Retirement Medical Scheme Transferred To Non Current Liabilities Held For Sale	0	(1)	0
Not classified as held for sale | Medical scheme
Benefit obligation
Balance at beginning of year	114	109
Balance at end of year	$ 93	$ 114	$ 109